Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Borrowings [Abstract]
Federal Funds Purchased and Securities Sold under Agreements to Repurchase (Repurchase Agreements)

(in thousands)	Year End Weighted Rate	Average Weighted Rate	Average Balance Outstanding	Maximum Outstanding at any Month End	Balance at December 31,
2012
Federal funds purchased	0.0%	0.6%	$412	$345	$0
Short-term repurchase agreements	0.1	0.1	22,867	24,734	21,058

Total					$21,058

2011
Federal funds purchased	0.0%	0.3%	$2	$0	$0
Short-term repurchase agreements	0.1	0.2	27,634	30,227	24,516

Total					$24,516

Subordinated Notes and Other Borrowings

		2012			2011
(in thousands)	Borrower	Maturity Date	Year End Balance	Year End Weighted Rate	Year End Balance	Year End Weighted Rate
FHLB advances	The Bank	2013	$10,126	1.5%	$8,284	1.6%
		2014	0	na	10,126	1.5%
		2015	0	na	0	na
		2016	0	na	0	na
		2017-18	10,000	2.5%	10,000	2.5%

Total Bank			$20,126		$28,410

Subordinated notes	The Company	2034	$25,774	3.0%	$25,774	3.3%
		2035	23,712	2.1%	23,712	2.4%

Total Company			$49,486		$49,486